UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2019

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Affiliated Fund

For the six-month period ended April 30, 2019

Important Information on Paperless Delivery

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Fund at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting the Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

18	Notes to Financial Statements

28	Supplemental Information to Shareholders

Lord Abbett Affiliated Fund
Semiannual Report

For the six-month period ended April 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Affiliated Fund for the six-month period ended April 30, 2019. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 through April 30, 2019).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/18 – 4/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A
Actual	$1,000.00	$1,069.10	$3.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class C
Actual	$1,000.00	$1,064.70	$7.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.30
Class F
Actual	$1,000.00	$1,069.20	$2.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.02	$2.81
Class F3
Actual	$1,000.00	$1,070.80	$2.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.86	$1.96
Class I
Actual	$1,000.00	$1,070.10	$2.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.31
Class P
Actual	$1,000.00	$1,067.40	$4.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56
Class R2
Actual	$1,000.00	$1,066.50	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.54	$5.31
Class R3
Actual	$1,000.00	$1,067.80	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class R4
Actual	$1,000.00	$1,068.50	$3.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56
Class R5
Actual	$1,000.00	$1,070.20	$2.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.31
Class R6
Actual	$1,000.00	$1,070.80	$2.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.86	$1.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.71% for Class A, 1.46% for Class C, 0.56% for Class F, 0.39% for Class F3, 0.46% for Class I, 0.91% for Class P, 1.06% for Class R2, 0.96% for Class R3, 0.71% for Class R4, 0.46% for Class R5 and 0.39% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2019

Sector*	%**
Communication Services	3.50%
Consumer Discretionary	10.25%
Consumer Staples	10.55%
Energy	8.40%
Financials	21.27%
Health Care	9.27%
Industrials	9.92%
Information Technology	9.55%
Materials	4.91%
Real Estate	5.23%
Utilities	6.17%
Repurchase Agreement	0.98%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

April 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.60%

Aerospace & Defense 2.50%
Boeing Co. (The)	144,600	$54,614
Northrop Grumman Corp.	134,900	39,109
United Technologies Corp.	453,200	64,631
Total		158,354

Air Freight & Logistics 0.45%
CH Robinson Worldwide, Inc.	349,200	28,285

Airlines 0.48%
Alaska Air Group, Inc.	496,000	30,702

Auto Components 0.36%
Gentex Corp.	1,004,400	23,131

Automobiles 1.28%
Ford Motor Co.	7,760,100	81,093

Banks 11.05%
Bank of America Corp.	4,603,500	140,775
Citigroup, Inc.	1,384,900	97,913
Citizens Financial Group, Inc.	1,577,400	57,102
Comerica, Inc.	574,200	45,126
Fifth Third Bancorp	1,228,500	35,405
JPMorgan Chase & Co.	1,175,042	136,364
KeyCorp	3,680,700	64,596
PNC Financial Services Group, Inc. (The)	155,400	21,279
U.S. Bancorp	759,300	40,486
Wells Fargo & Co.	1,252,100	60,614
Total		699,660

Beverages 1.27%
Coca-Cola Co. (The)	734,300	36,025
PepsiCo, Inc.	347,900	44,548
Total		80,573

Biotechnology 0.44%
Amgen, Inc.	155,700	27,920
Investments	Shares	Fair Value (000)
Building Products 0.97%
Johnson Controls International plc	1,630,700	$61,151

Capital Markets 3.83%
Ameriprise Financial, Inc.	234,700	34,447
CME Group, Inc.	489,600	87,589
LPL Financial Holdings, Inc.	514,300	38,104
Nasdaq, Inc.	273,200	25,189
Northern Trust Corp.	393,200	38,750
TD Ameritrade Holding Corp.	348,300	18,314
Total		242,393

Chemicals 2.94%
Celanese Corp. Series A	443,900	47,892
Dow, Inc.*	439,600	24,939
DowDuPont, Inc.	1,073,800	41,288
Eastman Chemical Co.	657,500	51,864
PPG Industries, Inc.	170,200	19,998
Total		185,981

Commercial Services & Supplies 0.29%
Republic Services, Inc.	219,700	18,196

Communications Equipment 1.99%
Cisco Systems, Inc.	2,256,500	126,251

Consumer Finance 1.12%
Discover Financial Services	867,600	70,701

Containers & Packaging 1.24%
Graphic Packaging Holding Co.	2,009,100	27,887
Packaging Corp. of America	509,200	50,492
Total		78,379

Diversified Consumer Services 0.65%
H&R Block, Inc.	1,519,700	41,351

Diversified Telecommunication Services 3.14%
AT&T, Inc.	2,942,649	91,104
Verizon Communications, Inc.	1,886,851	107,909
Total		199,013

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

April 30, 2019

Investments	Shares	Fair Value (000)
Electric: Utilities 3.76%
Duke Energy Corp.	844,039	$76,909
Edison International	679,800	43,351
Evergy, Inc.	755,857	43,704
FirstEnergy Corp.	1,353,000	56,866
NextEra Energy, Inc.	88,500	17,208
Total		238,038

Electrical Equipment 1.37%
Eaton Corp. plc	497,800	41,228
Emerson Electric Co.	206,200	14,638
Hubbell, Inc.	241,800	30,854
Total		86,720

Electronic Equipment, Instruments & Components 0.96%
Corning, Inc.	1,910,500	60,849

Energy Equipment & Services 0.86%
Schlumberger Ltd.	1,276,300	54,472

Entertainment 0.38%
Viacom, Inc. Class B	837,300	24,206

Equity Real Estate Investment Trusts 3.87%
AvalonBay Communities, Inc.	220,000	44,205
Duke Realty Corp.	540,400	16,817
Federal Realty Investment Trust	189,600	25,378
Host Hotels & Resorts, Inc.	2,213,000	42,578
Prologis, Inc.	516,300	39,585
Starwood Property Trust, Inc.	1,251,800	28,854
UDR, Inc.	1,058,200	47,566
Total		244,983

Food & Staples Retailing 2.24%
Sysco Corp.	344,900	$24,271
Walgreens Boots Alliance, Inc.	798,600	42,781
Walmart, Inc.	730,800	75,155
Total		142,207
Investments	Shares	Fair Value (000)
Food Products 3.66%
Hershey Co. (The)	485,900	$60,665
Hormel Foods Corp.	1,147,100	45,815
J.M. Smucker Co. (The)	212,200	26,022
Mondelez International, Inc. Class A	1,956,200	99,473
Total		231,975

Gas Utilities 0.34%
Atmos Energy Corp.	208,000	21,287

Health Care Equipment & Supplies 1.46%
Medtronic plc (Ireland)(a)	1,038,100	92,194

Health Care Providers & Services 0.61%
CVS Health Corp.	707,200	38,458

Hotels, Restaurants & Leisure 2.80%
Carnival Corp.	1,104,400	60,587
Dunkin’ Brands Group, Inc.	474,100	35,382
Royal Caribbean Cruises Ltd.	157,100	19,000
Yum! Brands, Inc.	597,400	62,363
Total		177,332

Household Durables 0.24%
Newell Brands, Inc.	1,069,500	15,379

Household Products 2.85%
Kimberly-Clark Corp.	341,800	43,880
Procter & Gamble Co. (The)	1,285,200	136,848
Total		180,728

Industrial Conglomerates 0.45%
Honeywell International, Inc.	165,900	28,805

Information Technology Services 0.71%
Leidos Holdings, Inc.	262,500	19,289
Paychex, Inc.	306,600	25,849
Total		45,138

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

April 30, 2019

Investments	Shares	Fair Value (000)
Insurance 5.41%
Arthur J Gallagher & Co.	651,400	$54,470
Axis Capital Holdings Ltd.	94,200	5,355
Chubb Ltd. (Switzerland)(a)	666,000	96,703
Lincoln National Corp.	890,400	59,408
Prudential Financial, Inc.	354,100	37,432
Reinsurance Group of America, Inc.	200,300	30,348
Travelers Cos., Inc. (The)	298,400	42,895
Willis Towers Watson plc (United Kingdom)(a)	86,900	16,019
Total		342,630

Machinery 2.42%
Cummins, Inc.	233,100	38,762
Flowserve Corp.	736,200	36,096
Ingersoll-Rand plc	299,000	36,660
Stanley Black & Decker, Inc.	284,200	41,664
Total		153,182

Media 2.22%
Comcast Corp. Class A	2,094,000	91,152
Interpublic Group of Cos., Inc. (The)	2,157,400	49,620
Total		140,772

Metals & Mining 0.77%
Nucor Corp.	852,600	48,658

Multi-Line Retail 1.02%
Kohl’s Corp.	501,800	35,678
Target Corp.	374,900	29,025
Total		64,703

Multi-Utilities 2.12%
Dominion Energy, Inc.	382,500	29,785
Public Service Enterprise Group, Inc.	1,007,900	60,121
Sempra Energy	345,100	44,156
Total		134,062
Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 7.59%
Chevron Corp.	1,501,932	$180,322
ConocoPhillips	1,104,000	69,684
Exxon Mobil Corp.	559,800	44,941
Kinder Morgan, Inc.	1,805,400	35,873
Marathon Petroleum Corp.	355,600	21,645
Noble Energy, Inc.	920,200	24,901
ONEOK, Inc.	399,200	27,118
Valero Energy Corp.	841,550	76,295
Total		480,779

Pharmaceuticals 6.82%
Allergan plc	351,100	51,612
Bristol-Myers Squibb Co.	708,800	32,910
Johnson & Johnson	565,700	79,877
Merck & Co., Inc.	1,730,200	136,184
Pfizer, Inc.	3,232,100	131,255
Total		431,838

Real Estate Investment Trusts 1.39%
Boston Properties, Inc.	411,500	56,631
Liberty Property Trust	633,500	31,447
Total		88,078

Road & Rail 1.05%
Union Pacific Corp.	375,700	66,514

Semiconductors & Semiconductor Equipment 4.17%
Broadcom, Inc.	323,600	103,034
Intel Corp.	2,613,000	133,368
Xilinx, Inc.	231,400	27,800
Total		264,202

Software 1.16%
Microsoft Corp.	563,500	73,593

Specialty Retail 1.72%
Foot Locker, Inc.	842,800	48,217
Lowe’s Cos., Inc.	539,000	60,982
Total		109,199

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

April 30, 2019

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 0.61%
Xerox Corp.	1,149,800	$38,357

Tobacco 0.57%
Philip Morris International, Inc.	420,100	36,364
Total Common Stocks (cost $5,871,766,837)		6,308,836
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.99%

Repurchase Agreement
Repurchase Agreement dated 4/30/2019, 1.45% due 5/1/2019 with Fixed Income Clearing Corp. collateralized by $64,580,000 of U.S. Treasury Note at 1.375% due 5/31/2021; value: $63,734,712; proceeds: $62,483,607 (cost $62,481,091)	$62,481	$62,481
Total Investments in Securities 100.59% (cost $5,934,247,928)		6,371,317
Liabilities in Excess of Cash and Other Assets(b) (0.59)%		(37,165)
Net Assets 100.00%		$6,334,152

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on futures contracts as follows:

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

April 30, 2019

Open Futures Contracts at April 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	June 2019	172	Long	$24,890,580	$25,357,100	$466,520

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$6,308,836	$–	$–	$6,308,836
Short-Term Investment
Repurchase Agreement	–	62,481	–	62,481
Total	$6,308,836	$62,481	$–	$6,371,317
Other Financial Instruments
Futures Contracts
Assets	$467	$–	$–	$467
Liabilities	–	–	–	–
Total	$467	$–	$–	$467

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2019.

See Notes to Financial Statements.	9

Statement of Assets and Liabilities (unaudited)

April 30, 2019

ASSETS:
Investments in securities, at fair value (cost $5,934,247,928)	$6,371,316,862
Cash	52
Deposits with brokers for futures collateral	1,083,600
Receivables:
Investment securities sold	35,953,344
Interest and dividends	8,495,476
Capital shares sold	1,567,625
Variation margin for futures contracts	227,749
Prepaid expenses and other assets	52,986
Total assets	6,418,697,694
LIABILITIES:
Payables:
Capital shares reacquired	56,578,567
Investment securities purchased	17,574,184
12b-1 distribution plan	4,318,496
Directors’ fees	3,096,989
Management fee	1,631,794
Fund administration	207,161
Accrued expenses	1,138,790
Total liabilities	84,545,981
NET ASSETS	$6,334,151,713
COMPOSITION OF NET ASSETS:
Paid-in capital	$5,871,926,406
Total distributable earnings	462,225,307
Net Assets	$6,334,151,713

10	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

April 30, 2019

Net assets by class:
Class A Shares	$5,582,093,686
Class C Shares	$126,972,406
Class F Shares	$311,992,794
Class F3 Shares	$107,130,521
Class I Shares	$111,407,264
Class P Shares	$13,943,464
Class R2 Shares	$1,506,401
Class R3 Shares	$43,190,360
Class R4 Shares	$8,432,404
Class R5 Shares	$188,553
Class R6 Shares	$27,293,860
Outstanding shares by class:
Class A Shares (2.9 billion shares of common stock authorized, $.001 par value)	372,489,393
Class C Shares (300 million shares of common stock authorized, $.001 par value)	8,447,754
Class F Shares (300 million shares of common stock authorized, $.001 par value)	20,806,505
Class F3 Shares (300 million shares of common stock authorized, $.001 par value)	7,090,551
Class I Shares (300 million shares of common stock authorized, $.001 par value)	7,400,510
Class P Shares (200 million shares of common stock authorized, $.001 par value)	932,371
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	100,414
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	2,883,115
Class R4 Shares (300 million shares of common stock authorized, $.001 par value)	563,513
Class R5 Shares (300 million shares of common stock authorized, $.001 par value)	12,514
Class R6 Shares (300 million shares of common stock authorized, $.001 par value)	1,807,624
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.99
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$15.90
Class C Shares-Net asset value	$15.03
Class F Shares-Net asset value	$14.99
Class F3 Shares-Net asset value	$15.11
Class I Shares-Net asset value	$15.05
Class P Shares-Net asset value	$14.95
Class R2 Shares-Net asset value	$15.00
Class R3 Shares-Net asset value	$14.98
Class R4 Shares-Net asset value	$14.96
Class R5 Shares-Net asset value	$15.07
Class R6 Shares-Net asset value	$15.10

See Notes to Financial Statements.	11

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2019

Investment income:
Dividends	$93,779,773
Interest and other	215,213
Total investment income	93,994,986
Expenses:
Management fee	9,589,551
12b-1 distribution plan-Class A	6,615,127
12b-1 distribution plan-Class C	634,103
12b-1 distribution plan-Class F	151,214
12b-1 distribution plan-Class P	30,726
12b-1 distribution plan-Class R2	4,095
12b-1 distribution plan-Class R3	103,053
12b-1 distribution plan-Class R4	10,151
Shareholder servicing	2,828,380
Fund administration	1,215,794
Reports to shareholders	174,707
Registration	106,303
Directors’ fees	99,136
Professional	73,292
Custody	60,794
Other	86,422
Gross expenses	21,782,848
Expense reductions (See Note 9)	(337,764)
Net expenses	21,445,084
Net investment income	72,549,902
Net realized and unrealized gain (loss):
Net realized gain on investments	31,418,566
Net realized loss on futures contracts	(402,773)
Net change in unrealized appreciation/depreciation on investments	302,485,852
Net change in unrealized appreciation/depreciation on futures contracts	2,146,081
Net realized and unrealized gain	335,647,726
Net Increase in Net Assets Resulting From Operations	$408,197,628

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income	$72,549,902	$168,997,314
Net realized gain on investments and futures contracts	31,015,793	471,548,009
Net change in unrealized appreciation/depreciation on investments and futures contracts	304,631,933	(358,643,336)
Net increase in net assets resulting from operations	408,197,628	281,901,987
Distributions to shareholders:
Class A	(498,642,905)	(653,845,843)
Class B	–	(481,318)
Class C	(11,483,824)	(33,690,520)
Class F	(28,817,580)	(36,693,259)
Class F3	(9,392,718)	(11,031,424)
Class I	(10,893,186)	(12,987,407)
Class P	(1,304,198)	(1,963,627)
Class R2	(120,083)	(188,034)
Class R3	(3,738,407)	(5,154,057)
Class R4	(756,988)	(656,756)
Class R5	(7,814)	(2,607)
Class R6	(2,308,968)	(2,824,242)
Class T	–	(1,132)
Total distributions to shareholders	(567,466,671)	(759,520,226)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	278,604,309	459,673,079
Reinvestment of distributions	519,579,438	691,399,663
Cost of shares reacquired	(609,601,211)	(1,099,967,867)
Net increase in net assets resulting from capital share transactions	188,582,536	51,104,875
Net increase (decrease) in net assets	29,313,493	(426,513,364)
NET ASSETS:
Beginning of period	$6,304,838,220	$6,731,351,584
End of period	$6,334,151,713	$6,304,838,220

See Notes to Financial Statements.	13

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment Income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2019(c)	$15.41	$0.17	$0.79	$0.96	$(0.16)	$(1.22)	$(1.38)
10/31/2018	16.65	0.40	0.23	0.63	(0.33)	(1.54)	(1.87)
10/31/2017	15.03	0.36	2.45	2.81	(0.37)	(0.82)	(1.19)
10/31/2016	15.70	0.37	0.46	0.83	(0.35)	(1.15)	(1.50)
10/31/2015	16.65	0.36	(0.15)	0.21	(0.36)	(0.80)	(1.16)
10/31/2014	14.94	0.36	1.72	2.08	(0.37)	–	(0.37)
Class C
4/30/2019(c)	15.45	0.12	0.79	0.91	(0.11)	(1.22)	(1.33)
10/31/2018	16.65	0.26	0.26	0.52	(0.18)	(1.54)	(1.72)
10/31/2017	15.03	0.24	2.45	2.69	(0.25)	(0.82)	(1.07)
10/31/2016	15.70	0.26	0.46	0.72	(0.24)	(1.15)	(1.39)
10/31/2015	16.64	0.24	(0.14)	0.10	(0.24)	(0.80)	(1.04)
10/31/2014	14.94	0.24	1.71	1.95	(0.25)	–	(0.25)
Class F
4/30/2019(c)	15.42	0.18	0.78	0.96	(0.17)	(1.22)	(1.39)
10/31/2018	16.64	0.43	0.25	0.68	(0.36)	(1.54)	(1.90)
10/31/2017	15.03	0.38	2.45	2.83	(0.40)	(0.82)	(1.22)
10/31/2016	15.70	0.39	0.47	0.86	(0.38)	(1.15)	(1.53)
10/31/2015	16.65	0.38	(0.14)	0.24	(0.39)	(0.80)	(1.19)
10/31/2014	14.94	0.38	1.73	2.11	(0.40)	–	(0.40)
Class F3
4/30/2019(c)	15.52	0.19	0.80	0.99	(0.18)	(1.22)	(1.40)
10/31/2018	16.74	0.46	0.24	0.70	(0.38)	(1.54)	(1.92)
4/4/2017 to 10/31/2017(e)	15.94	0.11	0.89	1.00	(0.20)	–	(0.20)
Class I
4/30/2019(c)	15.48	0.18	0.79	0.97	(0.18)	(1.22)	(1.40)
10/31/2018	16.71	0.45	0.23	0.68	(0.37)	(1.54)	(1.91)
10/31/2017	15.09	0.41	2.44	2.85	(0.41)	(0.82)	(1.23)
10/31/2016	15.75	0.40	0.48	0.88	(0.39)	(1.15)	(1.54)
10/31/2015	16.70	0.41	(0.16)	0.25	(0.40)	(0.80)	(1.20)
10/31/2014	14.99	0.39	1.73	2.12	(0.41)	–	(0.41)
Class P
4/30/2019(c)	15.38	0.16	0.78	0.94	(0.15)	(1.22)	(1.37)
10/31/2018	16.62	0.39	0.23	0.62	(0.32)	(1.54)	(1.86)
10/31/2017	15.01	0.36	2.44	2.80	(0.37)	(0.82)	(1.19)
10/31/2016	15.68	0.37	0.46	0.83	(0.35)	(1.15)	(1.50)
10/31/2015	16.62	0.36	(0.14)	0.22	(0.36)	(0.80)	(1.16)
10/31/2014	14.91	0.36	1.71	2.07	(0.36)	–	(0.36)

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses, including expense reduction (%)		Total expenses, excluding expense reduction (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.99	6.91	(d)	0.71	(g)	0.72	(g)	2.39	(g)	$5,582,094	27	(d)
15.41	4.10		0.71		0.71		2.55		5,540,007	62
16.65	19.54		0.70		0.70		2.26		5,774,835	69
15.03	5.81		0.74		0.74		2.51		5,347,367	73
15.70	1.26		0.74		0.74		2.22		5,663,305	66
16.65	14.08		0.74		0.74		2.25		6,079,217	81

15.03	6.47	(d)	1.46	(g)	1.47	(g)	1.64	(g)	126,972	27	(d)
15.45	3.34		1.46		1.46		1.66		133,507	62
16.65	18.62		1.45		1.45		1.53		334,809	69
15.03	5.03		1.48		1.48		1.77		382,356	73
15.70	0.55		1.49		1.49		1.48		422,766	66
16.64	13.17		1.48		1.48		1.50		459,439	81

14.99	6.92	(d)	0.56	(g)	0.57	(g)	2.54	(g)	311,993	27	(d)
15.42	4.38		0.56		0.56		2.69		314,764	62
16.64	19.66		0.55		0.55		2.36		362,708	69
15.03	5.97		0.59		0.59		2.66		188,161	73
15.70	1.42		0.59		0.59		2.37		156,842	66
16.65	14.25		0.59		0.59		2.36		152,988	81

15.11	7.08	(d)	0.39	(g)	0.40	(g)	2.70	(g)	107,131	27	(d)
15.52	4.49		0.39		0.39		2.88		103,179	62
16.74	6.30	(d)	0.38	(g)	0.38	(g)	1.15	(g)	90,582	69

15.05	7.01	(d)	0.46	(g)	0.47	(g)	2.57	(g)	111,407	27	(d)
15.48	4.40		0.46		0.46		2.83		120,897	62
16.71	19.74		0.46		0.46		2.56		68,197	69
15.09	6.12		0.49		0.49		2.76		137,838	73
15.75	1.51		0.49		0.49		2.52		131,435	66
16.70	14.31		0.49		0.49		2.48		268,873	81

14.95	6.74	(d)	0.91	(g)	0.92	(g)	2.19	(g)	13,943	27	(d)
15.38	4.03		0.79		0.79		2.46		14,703	62
16.62	19.48		0.71		0.71		2.27		17,375	69
15.01	5.81		0.74		0.74		2.52		19,648	73
15.68	1.31		0.74		0.74		2.22		22,407	66
16.62	14.02		0.74		0.74		2.32		28,397	81

See Notes to Financial Statements.	15

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment Income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2019(c)	$15.43	$0.14	$0.79	$0.93	$(0.14)	$(1.22)	$(1.36)
10/31/2018	16.65	0.34	0.26	0.60	(0.28)	(1.54)	(1.82)
10/31/2017	15.04	0.29	2.46	2.75	(0.32)	(0.82)	(1.14)
10/31/2016	15.71	0.32	0.46	0.78	(0.30)	(1.15)	(1.45)
10/31/2015	16.61	0.31	(0.14)	0.17	(0.27)	(0.80)	(1.07)
10/31/2014	14.91	0.30	1.72	2.02	(0.32)	–	(0.32)
Class R3
4/30/2019(c)	15.40	0.15	0.80	0.95	(0.15)	(1.22)	(1.37)
10/31/2018	16.63	0.36	0.24	0.60	(0.29)	(1.54)	(1.83)
10/31/2017	15.02	0.32	2.44	2.76	(0.33)	(0.82)	(1.15)
10/31/2016	15.69	0.33	0.47	0.80	(0.32)	(1.15)	(1.47)
10/31/2015	16.63	0.32	(0.13)	0.19	(0.33)	(0.80)	(1.13)
10/31/2014	14.93	0.32	1.72	2.04	(0.34)	–	(0.34)
Class R4
4/30/2019(c)	15.39	0.17	0.78	0.95	(0.16)	(1.22)	(1.38)
10/31/2018	16.63	0.40	0.24	0.64	(0.34)	(1.54)	(1.88)
10/31/2017	15.03	0.33	2.48	2.81	(0.39)	(0.82)	(1.21)
10/31/2016	15.70	0.36	0.47	0.83	(0.35)	(1.15)	(1.50)
6/30/2015 to 10/31/2015(f)	15.95	0.12	(0.28)	(0.16)	(0.09)	–	(0.09)
Class R5
4/30/2019(c)	15.49	0.18	0.80	0.98	(0.18)	(1.22)	(1.40)
10/31/2018	16.72	0.45	0.23	0.68	(0.37)	(1.54)	(1.91)
10/31/2017	15.09	0.40	2.46	2.86	(0.41)	(0.82)	(1.23)
10/31/2016	15.75	0.40	0.48	0.88	(0.39)	(1.15)	(1.54)
6/30/2015 to 10/31/2015(f)	16.00	0.13	(0.28)	(0.15)	(0.10)	–	(0.10)
Class R6
4/30/2019(c)	15.51	0.19	0.80	0.99	(0.18)	(1.22)	(1.40)
10/31/2018	16.74	0.46	0.23	0.69	(0.38)	(1.54)	(1.92)
10/31/2017	15.10	0.38	2.50	2.88	(0.42)	(0.82)	(1.24)
10/31/2016	15.76	0.42	0.47	0.89	(0.40)	(1.15)	(1.55)
6/30/2015 to 10/31/2015(f)	16.00	0.14	(0.28)	(0.14)	(0.10)	–	(0.10)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

16	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses, including expense reduction (%)		Total expenses, excluding expense reduction (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.00	6.65	(d)	1.06	(g)	1.07	(g)	2.03	(g)	$1,506	27	(d)
15.43	3.85		1.06		1.06		2.16		1,340	62
16.65	19.10		1.05		1.05		1.81		1,751	69
15.04	5.41		1.09		1.09		2.17		480	73
15.71	0.99		1.09		1.09		1.90		624	66
16.61	13.65		1.09		1.09		1.88		718	81

14.98	6.78	(d)	0.96	(g)	0.97	(g)	2.13	(g)	43,190	27	(d)
15.40	3.91		0.96		0.96		2.29		41,776	62
16.63	19.20		0.93		0.93		2.04		46,658	69
15.02	5.57		0.97		0.97		2.28		52,793	73
15.69	1.09		0.98		0.98		1.99		55,901	66
16.63	13.75		0.98		0.98		2.00		55,545	81

14.96	6.85	(d)	0.71	(g)	0.72	(g)	2.38	(g)	8,432	27	(d)
15.39	4.12		0.71		0.71		2.56		8,434	62
16.63	19.54		0.69		0.69		2.01		5,220	69
15.03	5.82		0.72		0.72		2.46		19	73
15.70	(0.95	)(d)	0.72	(g)	0.72	(g)	2.25	(g)	10	66

15.07	7.02	(d)	0.46	(g)	0.47	(g)	2.53	(g)	189	27	(d)
15.49	4.39		0.46		0.46		2.83		47	62
16.72	19.82		0.44		0.44		2.48		18	69
15.09	6.13		0.47		0.47		2.77		11	73
15.75	(0.88	)(d)	0.47	(g)	0.47	(g)	2.50	(g)	10	66

15.10	7.08	(d)	0.39	(g)	0.40	(g)	2.70	(g)	27,294	27	(d)
15.51	4.42		0.39		0.39		2.89		26,184	62
16.74	19.91		0.39		0.39		2.32		23,836	69
15.10	6.17		0.37		0.37		2.87		18	73
15.76	(0.82	)(d)	0.38	(g)	0.38	(g)	2.59	(g)	10	66

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares convert automatically into Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years that ended from October 31, 2015 through October 31, 2018. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of April 30, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy

Notes to Financial Statements (unaudited)(continued)

are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

For the six months ended April 30, 2019, the effective management fee paid to Lord Abbett was at an annualized rate of .32% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%(1)	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2019:

Distributor Commissions	Dealers’ Concessions
$174,824	$961,793

Distributor received CDSCs of $4,478 and $4,948 for Class A and Class C shares, respectively, for the six months ended April 30, 2019.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2019 and fiscal year ended October 31, 2018 was as follows:

	Six Months Ended 4/30/2019 (unaudited)	Year Ended 10/31/2018
Distributions paid from:
Ordinary income	$231,920,274	$399,073,233
Net long-term capital gains	335,546,397	360,446,993
Total distributions paid	$567,466,671	$759,520,226

As of April 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$5,949,614,225
Gross unrealized gain	684,668,961
Gross unrealized loss	(262,499,804)
Net unrealized security gain	$422,169,157

The difference between book-basis and tax-basis unrealized gains (loss) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2019 were as follows:

Purchases	Sales
$1,647,897,718	$1,946,259,012

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2019.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended April 30, 2019, the Fund engaged in cross-trades sales of $13,926,079 which resulted in net realized gains of $341,161.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended April 30, 2019 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of April 30, 2019, the Fund had futures contracts with unrealized appreciation of $466,520. Amounts of $(402,773) and $2,146,081 are included in the Statement of Operations related to futures contracts under the captions Net realized loss on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 187.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$62,481,091	$–	$62,481,091
Total	$62,481,091	$–	$62,481,091

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$62,481,091	$–	$–	$(62,481,091)	$–
Total	$62,481,091	$–	$–	$(62,481,091)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2019.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the period ended December 20, 2018, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas State Street Bank (“SSB”) participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Effective December 21, 2018, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.1 billion based on the same terms as described above.

Effective December 21, 2018, the Participating Funds participated in an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

For the six months ended April 30, 2019, the Fund did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended April 30, 2019, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks and dividend paying companies. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. The performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. There is no guarantee that companies that currently pay dividends will continue to do so. Due to its investments in multinational companies, foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended April 30, 2019 (unaudited )		Year Ended October 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	9,688,687	$135,500,999	11,264,965	$177,874,950
Converted from Class B *	–	–	269,241	4,274,217
Converted from Class C**	455,419	6,487,062	11,804,686	183,862,758
Reinvestment of distributions	32,502,780	459,628,562	39,015,946	597,973,347
Shares reacquired	(29,658,442)	(420,423,460)	(49,783,544)	(787,557,730)
Increase	12,988,444	$181,193,163	12,571,294	$176,427,542

Class B Shares
Shares sold	–	$–	2,132	$33,637
Reinvestment of distributions	–	–	29,237	451,359
Shares reacquired	–	–	(83,525)	(1,336,615)
Converted to Class A*	–	–	(265,996)	(4,274,217)
Decrease	–	$–	(318,152)	$(5,125,836)

Class C Shares
Shares sold	1,191,731	$16,693,037	1,704,615	$27,114,246
Reinvestment of distributions	732,388	10,391,573	2,084,073	31,858,174
Shares reacquired	(1,663,762)	(23,465,737)	(3,454,470)	(54,667,235)
Converted to Class A**	(454,383)	(6,487,062)	(11,804,392)	(183,862,758)
Decrease	(194,026)	$(2,868,189)	(11,470,174)	$(179,557,573)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended April 30, 2019 (unaudited )		Year Ended October 31, 2018
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	3,795,073	$54,114,050	7,493,630	$118,254,042
Reinvestment of distributions	1,599,961	22,632,130	1,840,686	28,222,799
Shares reacquired	(5,002,502)	(70,110,937)	(10,712,662)	(171,399,994)
Increase (decrease)	392,532	$6,635,243	(1,378,346)	$(24,923,153)

Class F3 Shares
Shares sold	724,362	$10,424,653	2,483,701	$39,643,316
Reinvestment of distributions	659,035	9,392,718	714,385	11,031,425
Shares reacquired	(939,761)	(13,532,850)	(1,963,909)	(31,301,707)
Increase	443,636	$6,284,521	1,234,177	$19,373,034

Class I Shares
Shares sold	3,602,080	$53,146,920	4,619,055	$75,451,773
Reinvestment of distributions	744,569	10,575,388	834,270	12,853,523
Shares reacquired	(4,758,075)	(70,458,867)	(1,722,752)	(27,693,011)
Increase (decrease)	(411,426)	$(6,736,559)	3,730,573	$60,612,285

Class P Shares
Shares sold	24,799	$353,325	56,085	$901,928
Reinvestment of distributions	90,379	1,275,824	126,172	1,929,189
Shares reacquired	(138,799)	(1,967,922)	(271,780)	(4,296,805)
Decrease	(23,621)	$(338,773)	(89,523)	$(1,465,688)

Class R2 Shares
Shares sold	7,572	$108,384	10,637	$165,484
Reinvestment of distributions	6,291	89,078	6,951	106,487
Shares reacquired	(290)	(4,171)	(35,919)	(590,243)
Increase (decrease)	13,573	$193,291	(18,331)	$(318,272)

Class R3 Shares
Shares sold	188,765	$2,658,468	294,820	$4,654,284
Reinvestment of distributions	264,454	3,738,294	336,748	5,151,469
Shares reacquired	(282,019)	(4,060,438)	(725,740)	(11,525,052)
Increase (decrease)	171,200	$2,336,324	(94,172)	$(1,719,299)

Class R4 Shares
Shares sold	80,082	$1,141,415	327,384	$5,138,097
Reinvestment of distributions	27,195	383,988	18,063	277,539
Shares reacquired	(91,791)	(1,322,884)	(111,327)	(1,763,308)
Increase	15,486	$202,519	234,120	$3,652,328

Class R5 Shares
Shares sold	9,346	$134,333	2,137	$34,078
Reinvestment of distributions	518	7,353	169	2,607
Shares reacquired	(374)	(5,290)	(346)	(5,512)
Increase	9,490	$136,396	1,960	$31,173

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended April 30, 2019 (unaudited	)		Year Ended October 31, 2018
Class R6 Shares	Shares	Amount		Shares	Amount
Shares sold	301,954	$4,328,725		642,738	$10,407,244
Reinvestment of distributions	102,834	1,464,530		99,754	1,540,613
Shares reacquired	(285,012)		(4,248,655)	(478,740)	(7,819,703)
Increase	119,776	$1,544,600		263,752	$4,128,154

Class T Shares
Shares sold	–	$–		–	$–
Reinvestment of distributions	–	–		74	1,132
Shares reacquired	–	–		(694)	(10,952)
Increase (decrease)	–	$–		(620)	$(9,820)

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of the Fund’s benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Approval of Advisory Contract (continued)

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and the Fund’s benchmark as of various periods ended August 31, 2018. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods, but below the median of the performance peer group for the ten-year period. The Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of the Fund was reasonable and supported the continuation of the Agreement.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Approval of Advisory Contract (concluded)

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Affiliated Fund, Inc.	LAA-3 (06/19)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lord abbett affiliated fund, inc.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 27, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 27, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 27, 2019